Distribution of the Bank's profit, shareholder remuneration scheme and earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Shareholder remuneration system and earnings per share
Schedule of proposed distribution of net profit

Million
of euros

First and third interim dividends and final dividend	3,160
Acquisition, with a waiver of exercise, of bonus share rights from the shareholders which, under the Santander Dividendo Elección scrip dividend scheme, opted to receive in cash remuneration equivalent to the second interim dividend	132
3,292
Of which:
Approved at December 31, 2018 (*)	2,237
Final dividend	1,055
To voluntary reserves	9
Net profit for the year	3,301

(*)    Recognised under Shareholders' equity – Interim dividends.

Earnings per share basic and diluted

Basic earnings per share are calculated by dividing the net profit attributable to the Group (adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity - See Note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year.

Accordingly:

	2018	2017	2016
Profit attributable to the parent (million of euros)	7,810	6,619	6,204
Remuneration of contingently convertible preference shares (CCP) (million of euros) (Note 23)	(560)	(395)	(334)
	7,250	6,224	5,870
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (million of euros)	—	—	—
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (million of euros)	7,250	6,224	5,870
Weighted average number of shares outstanding	16,150,090,739	15,394,458,789	14,656,359,963
Adjusted number of shares	16,150,090,739	15,394,458,789	14,656,359,963
Basic earnings per share (euros)	0.449	0.404	0.401
Basic earnings per share from discontinued operations (euros)	0.000	0.000	0.000
Basic earnings per share from continuing operations (euros)	0.449	0.404	0.401

ii. Diluted earnings per share

Diluted earnings per share are calculated by dividing the net profit attributable to the Group (adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity - See Note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, and convertible debt instruments).

Accordingly, diluted earnings per share were determined as follows:

	2018	2017	2016
Profit attributable to the parent (million of euros)	7,810	6,619	6,204
Remuneration of contingently convertible preference shares (CCP) (million of euros) (Note 23)	(560)	(395)	(334)
	7,250	6,224	5,870
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (million of euros)	—		—
Profit from continuing operations (net of non-controlling interests and CCP) (million of euros)	7,250	6,224	5,870
Weighted average number of shares outstanding	16,150,090,739	15,394,458,789	14,656,359,963
Dilutive effect of options/rights on shares	42,873,078	50,962,887	45,754,981
Adjusted number of shares	16,192,963,817	15,445,421,676	14,702,114,944
Diluted earnings per share (euros)	0.448	0.403	0.399
Diluted earnings per share from discontinued operations (euros)	0.000	0.000	0.000
Diluted earnings per share from continuing operations (euros)	0.448	0.403	0.399